Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Investors Securities Trust
Entity Central Index Key	0000809707
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Convertible Securities Fund
Class Name	Class A
Trading Symbol	FISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$88	0.81%
[1]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Convertible Securities Fund returned 16.44%. The Fund compares its performance to the ICE BofA Convertibles Total Return Alternatives Index, which returned 25.63% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund posted widespread gains as nine out of 11 sector allocations added to its absolute returns. The most impressive gains were provided by convertible bond holdings in the information technology (IT), health care, consumer discretionary, industrials and materials sectors. When combined, these allocations covered just over two-thirds of the portfolio (on average).

↑
Select outliers to the upside gained more than 60%, including key contributors Axon Enterprise in the industrials sector, Snowflake in IT, Wayfair and The RealReal in consumer discretionary, and Mirum Pharmaceuticals (sold by period-end) in health care.

↑
In general, the Fund was supported by robust new convertible security issuance—especially in the U.S.—and strong investor demand as issuers used convertibles to refinance higher-cost debt, plus favorable conditions for growth-sector equities and occasional bouts of elevated volatility, which typically boosts the embedded option value (i.e., the worth of the bondholder’s right to convert the bond into shares of the issuing company’s stock at a set price).

Top detractors from performance:
↓
Holdings in the consumer staples and financials sectors had mixed results and collectively failed to advance, but their negative impact on absolute performance was minimal by comparison to the Fund’s overall gains. Freshpet was a major detractor in consumer staples, while Shift4 Payments and Apollo Global Management anchored the downside in financials.

↓
The other key detractors reduced the Fund’s gains within sectors that were net contributors, including Wolfspeed and BILL Holdings in IT; Integer Holdings, which was the sole outlier to the downside in health care (countered by 13 net contributors); Booking Holdings (sold by period-end) in consumer discretionary; and Zillow Group (sold by period-end), which was our only detractor in real estate.

↓
Overall, the U.S. and global convertible markets faced a few challenges during an otherwise strong year driven by broad-based gains and healthy new issuance. The short list of detrimental factors included pressure from elevated interest rates and relatively weak small- and mid-capitalization equity performance, along with some issuance caution amid geopolitical/trade-policy risk, which constrained upside and widened spreads.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	16.44	8.33	11.89
Class A (with sales charge)	10.05	7.11	11.26
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA Convertibles Total Return Alternatives Index	25.63	7.14	9.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,034,632,224
Holdings Count | $ / shares	77
Advisory Fees Paid, Amount	$ 12,909,817
Investment Company Portfolio Turnover	30.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,034,632,224
Total Number of Portfolio Holdings	77
Total Management Fee Paid	$12,909,817
Portfolio Turnover Rate	30.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Convertible Securities Fund
Class Name	Class C
Trading Symbol	FROTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$168	1.56%
[3]
Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Convertible Securities Fund returned 15.54%. The Fund compares its performance to the ICE BofA Convertibles Total Return Alternatives Index, which returned 25.63% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund posted widespread gains as nine out of 11 sector allocations added to its absolute returns. The most impressive gains were provided by convertible bond holdings in the information technology (IT), health care, consumer discretionary, industrials and materials sectors. When combined, these allocations covered just over two-thirds of the portfolio (on average).

↑
Select outliers to the upside gained more than 60%, including key contributors Axon Enterprise in the industrials sector, Snowflake in IT, Wayfair and The RealReal in consumer discretionary, and Mirum Pharmaceuticals (sold by period-end) in health care.

↑
In general, the Fund was supported by robust new convertible security issuance—especially in the U.S.—and strong investor demand as issuers used convertibles to refinance higher-cost debt, plus favorable conditions for growth-sector equities and occasional bouts of elevated volatility, which typically boosts the embedded option value (i.e., the worth of the bondholder’s right to convert the bond into shares of the issuing company’s stock at a set price).

Top detractors from performance:
↓
Holdings in the consumer staples and financials sectors had mixed results and collectively failed to advance, but their negative impact on absolute performance was minimal by comparison to the Fund’s overall gains. Freshpet was a major detractor in consumer staples, while Shift4 Payments and Apollo Global Management anchored the downside in financials.

↓
The other key detractors reduced the Fund’s gains within sectors that were net contributors, including Wolfspeed and BILL Holdings in IT; Integer Holdings, which was the sole outlier to the downside in health care (countered by 13 net contributors); Booking Holdings (sold by period-end) in consumer discretionary; and Zillow Group (sold by period-end), which was our only detractor in real estate.

↓
Overall, the U.S. and global convertible markets faced a few challenges during an otherwise strong year driven by broad-based gains and healthy new issuance. The short list of detrimental factors included pressure from elevated interest rates and relatively weak small- and mid-capitalization equity performance, along with some issuance caution amid geopolitical/trade-policy risk, which constrained upside and widened spreads.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	15.54	7.52	11.05
Class C (with sales charge)	14.54	7.52	11.05
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA Convertibles Total Return Alternatives Index	25.63	7.14	9.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,034,632,224
Holdings Count | $ / shares	77
Advisory Fees Paid, Amount	$ 12,909,817
Investment Company Portfolio Turnover	30.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,034,632,224
Total Number of Portfolio Holdings	77
Total Management Fee Paid	$12,909,817
Portfolio Turnover Rate	30.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Convertible Securities Fund
Class Name	Class R6
Trading Symbol	FCSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$54	0.50%
[5]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Convertible Securities Fund returned 16.80%. The Fund compares its performance to the ICE BofA Convertibles Total Return Alternatives Index, which returned 25.63% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund posted widespread gains as nine out of 11 sector allocations added to its absolute returns. The most impressive gains were provided by convertible bond holdings in the information technology (IT), health care, consumer discretionary, industrials and materials sectors. When combined, these allocations covered just over two-thirds of the portfolio (on average).

↑
Select outliers to the upside gained more than 60%, including key contributors Axon Enterprise in the industrials sector, Snowflake in IT, Wayfair and The RealReal in consumer discretionary, and Mirum Pharmaceuticals (sold by period-end) in health care.

↑
In general, the Fund was supported by robust new convertible security issuance—especially in the U.S.—and strong investor demand as issuers used convertibles to refinance higher-cost debt, plus favorable conditions for growth-sector equities and occasional bouts of elevated volatility, which typically boosts the embedded option value (i.e., the worth of the bondholder’s right to convert the bond into shares of the issuing company’s stock at a set price).

Top detractors from performance:
↓
Holdings in the consumer staples and financials sectors had mixed results and collectively failed to advance, but their negative impact on absolute performance was minimal by comparison to the Fund’s overall gains. Freshpet was a major detractor in consumer staples, while Shift4 Payments and Apollo Global Management anchored the downside in financials.

↓
The other key detractors reduced the Fund’s gains within sectors that were net contributors, including Wolfspeed and BILL Holdings in IT; Integer Holdings, which was the sole outlier to the downside in health care (countered by 13 net contributors); Booking Holdings (sold by period-end) in consumer discretionary; and Zillow Group (sold by period-end), which was our only detractor in real estate.

↓
Overall, the U.S. and global convertible markets faced a few challenges during an otherwise strong year driven by broad-based gains and healthy new issuance. The short list of detrimental factors included pressure from elevated interest rates and relatively weak small- and mid-capitalization equity performance, along with some issuance caution amid geopolitical/trade-policy risk, which constrained upside and widened spreads.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	16.80	8.69	12.27
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA Convertibles Total Return Alternatives Index	25.63	7.14	9.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,034,632,224
Holdings Count | $ / shares	77
Advisory Fees Paid, Amount	$ 12,909,817
Investment Company Portfolio Turnover	30.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,034,632,224
Total Number of Portfolio Holdings	77
Total Management Fee Paid	$12,909,817
Portfolio Turnover Rate	30.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Convertible Securities Fund
Class Name	Advisor Class
Trading Symbol	FCSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$61	0.56%
[7]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Convertible Securities Fund returned 16.73%. The Fund compares its performance to the ICE BofA Convertibles Total Return Alternatives Index, which returned 25.63% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund posted widespread gains as nine out of 11 sector allocations added to its absolute returns. The most impressive gains were provided by convertible bond holdings in the information technology (IT), health care, consumer discretionary, industrials and materials sectors. When combined, these allocations covered just over two-thirds of the portfolio (on average).

↑
Select outliers to the upside gained more than 60%, including key contributors Axon Enterprise in the industrials sector, Snowflake in IT, Wayfair and The RealReal in consumer discretionary, and Mirum Pharmaceuticals (sold by period-end) in health care.

↑
In general, the Fund was supported by robust new convertible security issuance—especially in the U.S.—and strong investor demand as issuers used convertibles to refinance higher-cost debt, plus favorable conditions for growth-sector equities and occasional bouts of elevated volatility, which typically boosts the embedded option value (i.e., the worth of the bondholder’s right to convert the bond into shares of the issuing company’s stock at a set price).

Top detractors from performance:
↓
Holdings in the consumer staples and financials sectors had mixed results and collectively failed to advance, but their negative impact on absolute performance was minimal by comparison to the Fund’s overall gains. Freshpet was a major detractor in consumer staples, while Shift4 Payments and Apollo Global Management anchored the downside in financials.

↓
The other key detractors reduced the Fund’s gains within sectors that were net contributors, including Wolfspeed and BILL Holdings in IT; Integer Holdings, which was the sole outlier to the downside in health care (countered by 13 net contributors); Booking Holdings (sold by period-end) in consumer discretionary; and Zillow Group (sold by period-end), which was our only detractor in real estate.

↓
Overall, the U.S. and global convertible markets faced a few challenges during an otherwise strong year driven by broad-based gains and healthy new issuance. The short list of detrimental factors included pressure from elevated interest rates and relatively weak small- and mid-capitalization equity performance, along with some issuance caution amid geopolitical/trade-policy risk, which constrained upside and widened spreads.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	16.73	8.60	12.17
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA Convertibles Total Return Alternatives Index	25.63	7.14	9.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,034,632,224
Holdings Count | $ / shares	77
Advisory Fees Paid, Amount	$ 12,909,817
Investment Company Portfolio Turnover	30.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,034,632,224
Total Number of Portfolio Holdings	77
Total Management Fee Paid	$12,909,817
Portfolio Turnover Rate	30.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Class A
Trading Symbol	FISEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$85	0.79%
[9]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Equity Income Fund returned 13.95%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 11.15% and 21.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to absolute performance:
↑
The financials, information technology (IT) and industrials sectors contributed most to absolute performance over the period. In the financials sector, the recovery in capital markets, improvement in the economic growth outlook following initial fears about tariffs in April and expectations of interest rate cuts lifted shares of JPMorgan Chase and Morgan Stanley.

↑
In the IT sector, chipmaker Broadcom was a top contributor. Demand for artificial intelligence (AI)-related semiconductors remained quite strong. Expectations for cash flow and earnings continued to rise throughout the period under review.

↑
In the industrials sector, RTX was a meaningful contributor delivering robust performance along with solid earnings and optimistic guidance. Overall, contractors that make weapons and defense equipment rallied during the period with growth driven by rising global defense budgets.

Top detractors from absolute performance:
↓
The health care and materials sectors were the only detractors from absolute performance. The health care sector was particularly hard hit by an investment in UnitedHealth Group. The health insurer’s stock declined following several notable events, including the resignation of the company’s chief executive officer, the withdrawal of its 2025 outlook and an investigation by the U.S. Department of Justice into its billing practices. The Fund significantly reduced exposure over the period.

↓
While IT and industrials were leading contributors to returns, these sectors included several detractors that hurt fund performance. A position in Texas Instruments hindered returns in the IT sector. A slow recovery in key markets along with competition from AI-focused peers weighed on the chipmaker.

↓
A slowdown in volume hindered results for United Parcel Service in the industrials sector, which the Fund exited over the period. A decline in full-year revenue, structural challenges and trade headwinds kept pressure on the package delivery company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	13.95	14.50	10.67
Class A (with sales charge)	7.67	13.21	10.05
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
S&P 500 Index	21.45	17.64	14.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,537,270,448
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 19,084,000
Investment Company Portfolio Turnover	33.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,537,270,448
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,084,000
Portfolio Turnover Rate	33.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 31, 2025, Daniel Nuckles was added as Portfolio Manager of the Fund.
This is a summary of a change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Class C
Trading Symbol	FRETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$164	1.54%
[11]
Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Equity Income Fund returned 13.09%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 11.15% and 21.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to absolute performance:
↑
The financials, information technology (IT) and industrials sectors contributed most to absolute performance over the period. In the financials sector, the recovery in capital markets, improvement in the economic growth outlook following initial fears about tariffs in April and expectations of interest rate cuts lifted shares of JPMorgan Chase and Morgan Stanley.

↑
In the IT sector, chipmaker Broadcom was a top contributor. Demand for artificial intelligence (AI)-related semiconductors remained quite strong. Expectations for cash flow and earnings continued to rise throughout the period under review.

↑
In the industrials sector, RTX was a meaningful contributor delivering robust performance along with solid earnings and optimistic guidance. Overall, contractors that make weapons and defense equipment rallied during the period with growth driven by rising global defense budgets.

Top detractors from absolute performance:
↓
The health care and materials sectors were the only detractors from absolute performance. The health care sector was particularly hard hit by an investment in UnitedHealth Group. The health insurer’s stock declined following several notable events, including the resignation of the company’s chief executive officer, the withdrawal of its 2025 outlook and an investigation by the U.S. Department of Justice into its billing practices. The Fund significantly reduced exposure over the period.

↓
While IT and industrials were leading contributors to returns, these sectors included several detractors that hurt fund performance. A position in Texas Instruments hindered returns in the IT sector. A slow recovery in key markets along with competition from AI-focused peers weighed on the chipmaker.

↓
A slowdown in volume hindered results for United Parcel Service in the industrials sector, which the Fund exited over the period. A decline in full-year revenue, structural challenges and trade headwinds kept pressure on the package delivery company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	13.09	13.64	9.84
Class C (with sales charge)	12.09	13.64	9.84
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
S&P 500 Index	21.45	17.64	14.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,537,270,448
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 19,084,000
Investment Company Portfolio Turnover	33.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,537,270,448
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,084,000
Portfolio Turnover Rate	33.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 31, 2025, Daniel Nuckles was added as Portfolio Manager of the Fund.
This is a summary of a change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Class R
Trading Symbol	FREIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$111	1.04%
[13]
Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Franklin Equity Income Fund returned 13.66%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 11.15% and 21.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to absolute performance:
↑
The financials, information technology (IT) and industrials sectors contributed most to absolute performance over the period. In the financials sector, the recovery in capital markets, improvement in the economic growth outlook following initial fears about tariffs in April and expectations of interest rate cuts lifted shares of JPMorgan Chase and Morgan Stanley.

↑
In the IT sector, chipmaker Broadcom was a top contributor. Demand for artificial intelligence (AI)-related semiconductors remained quite strong. Expectations for cash flow and earnings continued to rise throughout the period under review.

↑
In the industrials sector, RTX was a meaningful contributor delivering robust performance along with solid earnings and optimistic guidance. Overall, contractors that make weapons and defense equipment rallied during the period with growth driven by rising global defense budgets.

Top detractors from absolute performance:
↓
The health care and materials sectors were the only detractors from absolute performance. The health care sector was particularly hard hit by an investment in UnitedHealth Group. The health insurer’s stock declined following several notable events, including the resignation of the company’s chief executive officer, the withdrawal of its 2025 outlook and an investigation by the U.S. Department of Justice into its billing practices. The Fund significantly reduced exposure over the period.

↓
While IT and industrials were leading contributors to returns, these sectors included several detractors that hurt fund performance. A position in Texas Instruments hindered returns in the IT sector. A slow recovery in key markets along with competition from AI-focused peers weighed on the chipmaker.

↓
A slowdown in volume hindered results for United Parcel Service in the industrials sector, which the Fund exited over the period. A decline in full-year revenue, structural challenges and trade headwinds kept pressure on the package delivery company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	13.66	14.21	10.41
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
S&P 500 Index	21.45	17.64	14.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,537,270,448
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 19,084,000
Investment Company Portfolio Turnover	33.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,537,270,448
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,084,000
Portfolio Turnover Rate	33.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[14]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 31, 2025, Daniel Nuckles was added as Portfolio Manager of the Fund.
This is a summary of a change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Class R6
Trading Symbol	FEIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$52	0.49%
[15]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Equity Income Fund returned 14.27%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 11.15% and 21.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to absolute performance:
↑
The financials, information technology (IT) and industrials sectors contributed most to absolute performance over the period. In the financials sector, the recovery in capital markets, improvement in the economic growth outlook following initial fears about tariffs in April and expectations of interest rate cuts lifted shares of JPMorgan Chase and Morgan Stanley.

↑
In the IT sector, chipmaker Broadcom was a top contributor. Demand for artificial intelligence (AI)-related semiconductors remained quite strong. Expectations for cash flow and earnings continued to rise throughout the period under review.

↑
In the industrials sector, RTX was a meaningful contributor delivering robust performance along with solid earnings and optimistic guidance. Overall, contractors that make weapons and defense equipment rallied during the period with growth driven by rising global defense budgets.

Top detractors from absolute performance:
↓
The health care and materials sectors were the only detractors from absolute performance. The health care sector was particularly hard hit by an investment in UnitedHealth Group. The health insurer’s stock declined following several notable events, including the resignation of the company’s chief executive officer, the withdrawal of its 2025 outlook and an investigation by the U.S. Department of Justice into its billing practices. The Fund significantly reduced exposure over the period.

↓
While IT and industrials were leading contributors to returns, these sectors included several detractors that hurt fund performance. A position in Texas Instruments hindered returns in the IT sector. A slow recovery in key markets along with competition from AI-focused peers weighed on the chipmaker.

↓
A slowdown in volume hindered results for United Parcel Service in the industrials sector, which the Fund exited over the period. A decline in full-year revenue, structural challenges and trade headwinds kept pressure on the package delivery company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	14.27	14.87	11.06
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
S&P 500 Index	21.45	17.64	14.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,537,270,448
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 19,084,000
Investment Company Portfolio Turnover	33.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,537,270,448
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,084,000
Portfolio Turnover Rate	33.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[16]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 31, 2025, Daniel Nuckles was added as Portfolio Manager of the Fund.
This is a summary of a change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Advisor Class
Trading Symbol	FEIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$58	0.54%
[17]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Equity Income Fund returned 14.24%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 11.15% and 21.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to absolute performance:
↑
The financials, information technology (IT) and industrials sectors contributed most to absolute performance over the period. In the financials sector, the recovery in capital markets, improvement in the economic growth outlook following initial fears about tariffs in April and expectations of interest rate cuts lifted shares of JPMorgan Chase and Morgan Stanley.

↑
In the IT sector, chipmaker Broadcom was a top contributor. Demand for artificial intelligence (AI)-related semiconductors remained quite strong. Expectations for cash flow and earnings continued to rise throughout the period under review.

↑
In the industrials sector, RTX was a meaningful contributor delivering robust performance along with solid earnings and optimistic guidance. Overall, contractors that make weapons and defense equipment rallied during the period with growth driven by rising global defense budgets.

Top detractors from absolute performance:
↓
The health care and materials sectors were the only detractors from absolute performance. The health care sector was particularly hard hit by an investment in UnitedHealth Group. The health insurer’s stock declined following several notable events, including the resignation of the company’s chief executive officer, the withdrawal of its 2025 outlook and an investigation by the U.S. Department of Justice into its billing practices. The Fund significantly reduced exposure over the period.

↓
While IT and industrials were leading contributors to returns, these sectors included several detractors that hurt fund performance. A position in Texas Instruments hindered returns in the IT sector. A slow recovery in key markets along with competition from AI-focused peers weighed on the chipmaker.

↓
A slowdown in volume hindered results for United Parcel Service in the industrials sector, which the Fund exited over the period. A decline in full-year revenue, structural challenges and trade headwinds kept pressure on the package delivery company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	14.24	14.79	10.95
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
S&P 500 Index	21.45	17.64	14.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,537,270,448
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 19,084,000
Investment Company Portfolio Turnover	33.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,537,270,448
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,084,000
Portfolio Turnover Rate	33.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[18]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 31, 2025, Daniel Nuckles was added as Portfolio Manager of the Fund.
This is a summary of a change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Daily Access Fund
Class Name	Class A
Trading Symbol	FAFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$96	0.93%
[19]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Floating Rate Daily Access Fund returned 5.42%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 6.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Retailer loans
↑	Chemical industry loans
↑	Technology industry loans

Top detractors from performance:
↓	Yield curve exposure
↓	Security selection in healthcare loans
↓	Security selection in media non-cable loans

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	5.42	7.33	4.29
Class A (with sales charge)	3.01	6.84	4.05
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Morningstar LSTA U.S. Leveraged Loan Index	6.32	6.97	5.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,401,902,020
Holdings Count | $ / shares	298
Advisory Fees Paid, Amount	$ 8,099,442
Investment Company Portfolio Turnover	46.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,401,902,020
Total Number of Portfolio Holdings	298
Total Management Fee Paid	$8,099,442
Portfolio Turnover Rate	46.13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[20],[21]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Daily Access Fund
Class Name	Class C
Trading Symbol	FCFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$136	1.33%
[22]
Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Floating Rate Daily Access Fund returned 5.00%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 6.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Retailer loans
↑	Chemical industry loans
↑	Technology industry loans

Top detractors from performance:
↓	Yield curve exposure
↓	Security selection in healthcare loans
↓	Security selection in media non-cable loans

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	5.00	6.90	3.87
Class C (with sales charge)	4.03	6.90	3.87
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Morningstar LSTA U.S. Leveraged Loan Index	6.32	6.97	5.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,401,902,020
Holdings Count | $ / shares	298
Advisory Fees Paid, Amount	$ 8,099,442
Investment Company Portfolio Turnover	46.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,401,902,020
Total Number of Portfolio Holdings	298
Total Management Fee Paid	$8,099,442
Portfolio Turnover Rate	46.13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[23],[24]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Daily Access Fund
Class Name	Class R6
Trading Symbol	FFRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$62	0.60%
[25]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Floating Rate Daily Access Fund returned 5.76%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 6.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Retailer loans
↑	Chemical industry loans
↑	Technology industry loans

Top detractors from performance:
↓	Yield curve exposure
↓	Security selection in healthcare loans
↓	Security selection in media non-cable loans

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.76	7.69	4.65
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Morningstar LSTA U.S. Leveraged Loan Index	6.32	6.97	5.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,401,902,020
Holdings Count | $ / shares	298
Advisory Fees Paid, Amount	$ 8,099,442
Investment Company Portfolio Turnover	46.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,401,902,020
Total Number of Portfolio Holdings	298
Total Management Fee Paid	$8,099,442
Portfolio Turnover Rate	46.13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[26],[27]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Daily Access Fund
Class Name	Advisor Class
Trading Symbol	FDAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$70	0.68%
[28]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Floating Rate Daily Access Fund returned 5.69%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 6.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Retailer loans
↑	Chemical industry loans
↑	Technology industry loans

Top detractors from performance:
↓	Yield curve exposure
↓	Security selection in healthcare loans
↓	Security selection in media non-cable loans

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	5.69	7.60	4.55
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Morningstar LSTA U.S. Leveraged Loan Index	6.32	6.97	5.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,401,902,020
Holdings Count | $ / shares	298
Advisory Fees Paid, Amount	$ 8,099,442
Investment Company Portfolio Turnover	46.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,401,902,020
Total Number of Portfolio Holdings	298
Total Management Fee Paid	$8,099,442
Portfolio Turnover Rate	46.13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[29],[30]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Long Duration Credit Fund
Class Name	Class R6
Trading Symbol	FLDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Long Duration Credit Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$22	0.21%
[31]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Long Duration Credit Fund returned 5.76%. The Fund compares its performance to the Bloomberg U.S. Long Credit Index, which returned 6.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Security selection in communications
↑	Security selection in consumer non-cyclical

Top detractors from performance:
↓	Underweight allocation and security selection in sovereign issues
↓	Overweight allocation to U.S. Treasuries
↓	Overweight allocation and security selection in other industrials

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (8/22/2023)
Class R6	5.76	7.64
Bloomberg U.S. Aggregate Index	6.16	6.32
Bloomberg U.S. Long Credit Index	6.01	7.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 62,949,596
Holdings Count | $ / shares	349
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$62,949,596
Total Number of Portfolio Holdings	349
Total Management Fee Paid	$0
Portfolio Turnover Rate	33.30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[32]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 12, 2024, Franklin Advisers, Inc. was hired as sub-adviser to the Fund.
Effective December 13, 2024, George Bailey no longer serves as a portfolio manager to the Fund.
Effective March 1, 2025, the Adviser contractually agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense, acquired fund fees and expenses and certain non-routine expenses or costs) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.33% for Class A, Class R and Advisor Class shares, and will not exceed 0.30% for Class R6 shares. These arrangements are expected to continue until February 28, 2026. Prior to March 1, 2025, the Adviser had agreed to waive the Fund’s investment management fee so that it would not exceed 0.00% and had agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense, acquired fund fees and expenses and certain non-routine expenses or costs) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.09% for each share class. These prior waivers expired on February 28, 2025.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Class A
Trading Symbol	FLDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$68	0.66%
[33]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Low Duration Total Return Fund returned 5.08%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 5.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in investment-grade corporate bonds
↑	Out of index allocation to collateralized loan obligations
↑	Out of index allocation to agency collateralized mortgage obligations

Top detractors from performance:
↓	Security selection in commercial mortgage-backed securities
↓	Overall duration positioning
↓	Security selection in senior secured floating-rate bank loans

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	5.08	2.52	2.20
Class A (with sales charge)	2.68	2.05	1.97
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government & Credit (1-3 Year) Index	5.07	1.84	1.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,954,842,516
Holdings Count | $ / shares	762
Advisory Fees Paid, Amount	$ 4,630,712
Investment Company Portfolio Turnover	69.99%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,954,842,516
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	762
Total Management Fee Paid	$4,630,712
Portfolio Turnover Rate	69.99%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[34],[35]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Class C
Trading Symbol	FLDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$108	1.06%
[36]
Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Low Duration Total Return Fund returned 4.69%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 5.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in investment-grade corporate bonds
↑	Out of index allocation to collateralized loan obligations
↑	Out of index allocation to agency collateralized mortgage obligations

Top detractors from performance:
↓	Security selection in commercial mortgage-backed securities
↓	Overall duration positioning
↓	Security selection in senior secured floating-rate bank loans

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	4.69	2.13	1.80
Class C (with sales charge)	3.69	2.13	1.80
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government & Credit (1-3 Year) Index	5.07	1.84	1.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,954,842,516
Holdings Count | $ / shares	762
Advisory Fees Paid, Amount	$ 4,630,712
Investment Company Portfolio Turnover	69.99%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,954,842,516
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	762
Total Management Fee Paid	$4,630,712
Portfolio Turnover Rate	69.99%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[37],[38]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Class R
Trading Symbol	FLDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$93	0.91%
[39]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Franklin Low Duration Total Return Fund returned 4.83%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 5.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in investment-grade corporate bonds
↑	Out of index allocation to collateralized loan obligations
↑	Out of index allocation to agency collateralized mortgage obligations

Top detractors from performance:
↓	Security selection in commercial mortgage-backed securities
↓	Overall duration positioning
↓	Security selection in senior secured floating-rate bank loans

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	4.83	2.25	1.94
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government & Credit (1-3 Year) Index	5.07	1.84	1.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,954,842,516
Holdings Count | $ / shares	762
Advisory Fees Paid, Amount	$ 4,630,712
Investment Company Portfolio Turnover	69.99%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,954,842,516
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	762
Total Management Fee Paid	$4,630,712
Portfolio Turnover Rate	69.99%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[40],[41]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Class R6
Trading Symbol	FLRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$31	0.30%
[42]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Low Duration Total Return Fund returned 5.43%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 5.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in investment-grade corporate bonds
↑	Out of index allocation to collateralized loan obligations
↑	Out of index allocation to agency collateralized mortgage obligations

Top detractors from performance:
↓	Security selection in commercial mortgage-backed securities
↓	Overall duration positioning
↓	Security selection in senior secured floating-rate bank loans

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.43	2.85	2.57
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government & Credit (1-3 Year) Index	5.07	1.84	1.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,954,842,516
Holdings Count | $ / shares	762
Advisory Fees Paid, Amount	$ 4,630,712
Investment Company Portfolio Turnover	69.99%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,954,842,516
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	762
Total Management Fee Paid	$4,630,712
Portfolio Turnover Rate	69.99%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[43],[44]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Advisor Class
Trading Symbol	FLDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$42	0.41%
[45]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Low Duration Total Return Fund returned 5.32%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 5.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in investment-grade corporate bonds
↑	Out of index allocation to collateralized loan obligations
↑	Out of index allocation to agency collateralized mortgage obligations

Top detractors from performance:
↓	Security selection in commercial mortgage-backed securities
↓	Overall duration positioning
↓	Security selection in senior secured floating-rate bank loans

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	5.32	2.74	2.44
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government & Credit (1-3 Year) Index	5.07	1.84	1.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,954,842,516
Holdings Count | $ / shares	762
Advisory Fees Paid, Amount	$ 4,630,712
Investment Company Portfolio Turnover	69.99%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,954,842,516
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	762
Total Management Fee Paid	$4,630,712
Portfolio Turnover Rate	69.99%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[46],[47]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Class A
Trading Symbol	FISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$85	0.83%
[48]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Low Duration U.S. Government Securities Fund returned 4.84%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 4.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Allocation to:
↑	Adjustable-rate agency mortgage-backed securities
↑	Agency collateralized mortgage obligations
↑	Agency mortgage-backed securities

Top detractors from performance:
↓	Underweight exposure to the two-year area of the yield curve
↓	Overweight exposure to the 30-Year portion of the yield curve
↓	Security selection in agency guaranteed commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures for duration management, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	4.84	1.95	1.32
Class A (with sales charge)	2.53	1.49	1.09
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government (1-3 Year) Index	4.87	1.62	1.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 380,359,914
Holdings Count | $ / shares	1,216
Advisory Fees Paid, Amount	$ 1,382,938
Investment Company Portfolio Turnover	14.82%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$380,359,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,216
Total Management Fee Paid	$1,382,938
Portfolio Turnover Rate	14.82%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[49]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Class A1
Trading Symbol	FAUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$70	0.68%
[50]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A1 shares of Franklin Low Duration U.S. Government Securities Fund returned 4.86%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 4.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Allocation to:
↑	Adjustable-rate agency mortgage-backed securities
↑	Agency collateralized mortgage obligations
↑	Agency mortgage-backed securities

Top detractors from performance:
↓	Underweight exposure to the two-year area of the yield curve
↓	Overweight exposure to the 30-Year portion of the yield curve
↓	Security selection in agency guaranteed commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures for duration management, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A1	4.86	2.07	1.47
Class A1 (with sales charge)	2.55	1.62	1.24
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government (1-3 Year) Index	4.87	1.62	1.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 380,359,914
Holdings Count | $ / shares	1,216
Advisory Fees Paid, Amount	$ 1,382,938
Investment Company Portfolio Turnover	14.82%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$380,359,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,216
Total Management Fee Paid	$1,382,938
Portfolio Turnover Rate	14.82%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[51]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Class C
Trading Symbol	FCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$126	1.23%
[52]
Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Low Duration U.S. Government Securities Fund returned 4.42%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 4.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Allocation to:
↑	Adjustable-rate agency mortgage-backed securities
↑	Agency collateralized mortgage obligations
↑	Agency mortgage-backed securities

Top detractors from performance:
↓	Underweight exposure to the two-year area of the yield curve
↓	Overweight exposure to the 30-Year portion of the yield curve
↓	Security selection in agency guaranteed commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures for duration management, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	4.42	1.51	0.92
Class C (with sales charge)	3.42	1.51	0.92
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government (1-3 Year) Index	4.87	1.62	1.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 380,359,914
Holdings Count | $ / shares	1,216
Advisory Fees Paid, Amount	$ 1,382,938
Investment Company Portfolio Turnover	14.82%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$380,359,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,216
Total Management Fee Paid	$1,382,938
Portfolio Turnover Rate	14.82%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[53]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Class R6
Trading Symbol	FAURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$56	0.55%
[54]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Low Duration U.S. Government Securities Fund returned 5.12%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 4.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Allocation to:
↑	Adjustable-rate agency mortgage-backed securities
↑	Agency collateralized mortgage obligations
↑	Agency mortgage-backed securities

Top detractors from performance:
↓	Underweight exposure to the two-year area of the yield curve
↓	Overweight exposure to the 30-Year portion of the yield curve
↓	Security selection in agency guaranteed commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures for duration management, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.12	2.23	1.67
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government (1-3 Year) Index	4.87	1.62	1.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 380,359,914
Holdings Count | $ / shares	1,216
Advisory Fees Paid, Amount	$ 1,382,938
Investment Company Portfolio Turnover	14.82%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$380,359,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,216
Total Management Fee Paid	$1,382,938
Portfolio Turnover Rate	14.82%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[55]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Advisor Class
Trading Symbol	FAUZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$59	0.58%
[56]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Low Duration U.S. Government Securities Fund returned 4.96%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 4.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Allocation to:
↑	Adjustable-rate agency mortgage-backed securities
↑	Agency collateralized mortgage obligations
↑	Agency mortgage-backed securities

Top detractors from performance:
↓	Underweight exposure to the two-year area of the yield curve
↓	Overweight exposure to the 30-Year portion of the yield curve
↓	Security selection in agency guaranteed commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures for duration management, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	4.96	2.17	1.57
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government (1-3 Year) Index	4.87	1.62	1.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 380,359,914
Holdings Count | $ / shares	1,216
Advisory Fees Paid, Amount	$ 1,382,938
Investment Company Portfolio Turnover	14.82%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$380,359,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,216
Total Management Fee Paid	$1,382,938
Portfolio Turnover Rate	14.82%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[57]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Class A
Trading Symbol	FBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$94	0.91%
[58]
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Managed Income Fund returned 5.66%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Linked 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index†, which returned 6.16% and 6.49%, respectively, for the same period. The Linked benchmark replaced the Blended Benchmark effective March 1, 2025, as the Fund’s investment manager believes the new Linked Benchmark better reflects the composition of the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Securitized products, along with the financials and consumer staples sectors, led absolute fixed income returns during the period. JBS was a top contributor within consumer staples, while Freddie Mac and Fannie Mae added value among securitized products.

↑
Among equities, returns were driven by the information technology (IT), industrials, and financials sectors. Cisco Systems and International Business Machines performed best within IT, while Boeing benefited returns within industrials.

↑
Overweight allocation and selection within the consumer staples, financials, and industrials sectors assisted relative fixed income returns. Meanwhile, equity returns benefited from underweight positioning and selection within consumer staples, in addition to stock selection within the industrials and energy sectors.

Top detractors from performance:
↓	Aside from U.S. Treasuries (USTs), no fixed income sectors or individual issuers meaningfully detracted from absolute returns.
↓
The communication services, materials, and consumer discretionary sectors hindered equity returns. In terms of individual issuers, UnitedHealth Group, Texas Instruments, and Edison International detracted.

↓
Relative fixed income returns were weakened by selection within USTs and underweight allocations to securitized products and government related securities. Further, stock selection among the health care and utilities sectors detracted from relative equity returns, as did an overweight allocation to materials companies.

Use of derivatives and the impact on performance:
The Fund utilized equity call and put options to sell and reduce positions and/or to initiate and add to positions, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	5.66	7.26	6.45
Class A (with sales charge)	-0.12	6.06	5.85
Russell 3000 Index	20.81	16.74	14.08
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index†	6.49	6.02	6.46
[59]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,317,526,919
Holdings Count | $ / shares	161
Advisory Fees Paid, Amount	$ 18,499,047
Investment Company Portfolio Turnover	42.27%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,317,526,919
Total Number of Portfolio Holdings	161
Total Management Fee Paid	$18,499,047
Portfolio Turnover Rate	42.27%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[60]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund does not invest in high-yield non-convertible bonds as a principal investment strategy.
Related disclosure regarding the risks involved with investing in issuers of lower-rated or high-yield debt securities (also known as “junk bonds”) was removed.
In addition, effective January 9, 2025, investments of $250,000 or more in Class A shares of the Fund will not be charged a sales charge, but will be subject to a 1% contingent deferred sales charge, if sold within 18 months of purchase.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Class C
Trading Symbol	FBMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$170	1.66%
[61]
Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Managed Income Fund returned 4.89%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Linked 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index†, which returned 6.16% and 6.49%, respectively, for the same period. The Linked benchmark replaced the Blended Benchmark effective March 1, 2025, as the Fund’s investment manager believes the new Linked Benchmark better reflects the composition of the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Securitized products, along with the financials and consumer staples sectors, led absolute fixed income returns during the period. JBS was a top contributor within consumer staples, while Freddie Mac and Fannie Mae added value among securitized products.

↑
Among equities, returns were driven by the information technology (IT), industrials, and financials sectors. Cisco Systems and International Business Machines performed best within IT, while Boeing benefited returns within industrials.

↑
Overweight allocation and selection within the consumer staples, financials, and industrials sectors assisted relative fixed income returns. Meanwhile, equity returns benefited from underweight positioning and selection within consumer staples, in addition to stock selection within the industrials and energy sectors.

Top detractors from performance:
↓	Aside from U.S. Treasuries (USTs), no fixed income sectors or individual issuers meaningfully detracted from absolute returns.
↓
The communication services, materials, and consumer discretionary sectors hindered equity returns. In terms of individual issuers, UnitedHealth Group, Texas Instruments, and Edison International detracted.

↓
Relative fixed income returns were weakened by selection within USTs and underweight allocations to securitized products and government related securities. Further, stock selection among the health care and utilities sectors detracted from relative equity returns, as did an overweight allocation to materials companies.

Use of derivatives and the impact on performance:
The Fund utilized equity call and put options to sell and reduce positions and/or to initiate and add to positions, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	4.89	6.46	5.65
Class C (with sales charge)	3.90	6.46	5.65
Russell 3000 Index	20.81	16.74	14.08
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index†	6.49	6.02	6.46
[62]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,317,526,919
Holdings Count | $ / shares	161
Advisory Fees Paid, Amount	$ 18,499,047
Investment Company Portfolio Turnover	42.27%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,317,526,919
Total Number of Portfolio Holdings	161
Total Management Fee Paid	$18,499,047
Portfolio Turnover Rate	42.27%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[63]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund does not invest in high-yield non-convertible bonds as a principal investment strategy.
Related disclosure regarding the risks involved with investing in issuers of lower-rated or high-yield debt securities (also known as “junk bonds”) was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Class R
Trading Symbol	FBFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$119	1.16%
[64]
Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Franklin Managed Income Fund returned 5.39%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Linked 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index†, which returned 6.16% and 6.49%, respectively, for the same period. The Linked benchmark replaced the Blended Benchmark effective March 1, 2025, as the Fund’s investment manager believes the new Linked Benchmark better reflects the composition of the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Securitized products, along with the financials and consumer staples sectors, led absolute fixed income returns during the period. JBS was a top contributor within consumer staples, while Freddie Mac and Fannie Mae added value among securitized products.

↑
Among equities, returns were driven by the information technology (IT), industrials, and financials sectors. Cisco Systems and International Business Machines performed best within IT, while Boeing benefited returns within industrials.

↑
Overweight allocation and selection within the consumer staples, financials, and industrials sectors assisted relative fixed income returns. Meanwhile, equity returns benefited from underweight positioning and selection within consumer staples, in addition to stock selection within the industrials and energy sectors.

Top detractors from performance:
↓	Aside from U.S. Treasuries (USTs), no fixed income sectors or individual issuers meaningfully detracted from absolute returns.
↓
The communication services, materials, and consumer discretionary sectors hindered equity returns. In terms of individual issuers, UnitedHealth Group, Texas Instruments, and Edison International detracted.

↓
Relative fixed income returns were weakened by selection within USTs and underweight allocations to securitized products and government related securities. Further, stock selection among the health care and utilities sectors detracted from relative equity returns, as did an overweight allocation to materials companies.

Use of derivatives and the impact on performance:
The Fund utilized equity call and put options to sell and reduce positions and/or to initiate and add to positions, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	5.39	7.00	6.19
Russell 3000 Index	20.81	16.74	14.08
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index†	6.49	6.02	6.46
[65]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,317,526,919
Holdings Count | $ / shares	161
Advisory Fees Paid, Amount	$ 18,499,047
Investment Company Portfolio Turnover	42.27%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,317,526,919
Total Number of Portfolio Holdings	161
Total Management Fee Paid	$18,499,047
Portfolio Turnover Rate	42.27%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[66]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund does not invest in high-yield non-convertible bonds as a principal investment strategy.
Related disclosure regarding the risks involved with investing in issuers of lower-rated or high-yield debt securities (also known as “junk bonds”) was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Class R6
Trading Symbol	FBFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$61	0.59%
[67]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Managed Income Fund returned 5.99%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Linked 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index†, which returned 6.16% and 6.49%, respectively, for the same period. The Linked benchmark replaced the Blended Benchmark effective March 1, 2025, as the Fund’s investment manager believes the new Linked Benchmark better reflects the composition of the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Securitized products, along with the financials and consumer staples sectors, led absolute fixed income returns during the period. JBS was a top contributor within consumer staples, while Freddie Mac and Fannie Mae added value among securitized products.

↑
Among equities, returns were driven by the information technology (IT), industrials, and financials sectors. Cisco Systems and International Business Machines performed best within IT, while Boeing benefited returns within industrials.

↑
Overweight allocation and selection within the consumer staples, financials, and industrials sectors assisted relative fixed income returns. Meanwhile, equity returns benefited from underweight positioning and selection within consumer staples, in addition to stock selection within the industrials and energy sectors.

Top detractors from performance:
↓	Aside from U.S. Treasuries (USTs), no fixed income sectors or individual issuers meaningfully detracted from absolute returns.
↓
The communication services, materials, and consumer discretionary sectors hindered equity returns. In terms of individual issuers, UnitedHealth Group, Texas Instruments, and Edison International detracted.

↓
Relative fixed income returns were weakened by selection within USTs and underweight allocations to securitized products and government related securities. Further, stock selection among the health care and utilities sectors detracted from relative equity returns, as did an overweight allocation to materials companies.

Use of derivatives and the impact on performance:
The Fund utilized equity call and put options to sell and reduce positions and/or to initiate and add to positions, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.99	7.62	6.81
Russell 3000 Index	20.81	16.74	14.08
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index†	6.49	6.02	6.46
[68]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,317,526,919
Holdings Count | $ / shares	161
Advisory Fees Paid, Amount	$ 18,499,047
Investment Company Portfolio Turnover	42.27%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,317,526,919
Total Number of Portfolio Holdings	161
Total Management Fee Paid	$18,499,047
Portfolio Turnover Rate	42.27%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[69]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund does not invest in high-yield non-convertible bonds as a principal investment strategy.
Related disclosure regarding the risks involved with investing in issuers of lower-rated or high-yield debt securities (also known as “junk bonds”) was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Advisor Class
Trading Symbol	FBFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$68	0.66%
[70]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Managed Income Fund returned 5.92%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Linked 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index†, which returned 6.16% and 6.49%, respectively, for the same period. The Linked benchmark replaced the Blended Benchmark effective March 1, 2025, as the Fund’s investment manager believes the new Linked Benchmark better reflects the composition of the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Securitized products, along with the financials and consumer staples sectors, led absolute fixed income returns during the period. JBS was a top contributor within consumer staples, while Freddie Mac and Fannie Mae added value among securitized products.

↑
Among equities, returns were driven by the information technology (IT), industrials, and financials sectors. Cisco Systems and International Business Machines performed best within IT, while Boeing benefited returns within industrials.

↑
Overweight allocation and selection within the consumer staples, financials, and industrials sectors assisted relative fixed income returns. Meanwhile, equity returns benefited from underweight positioning and selection within consumer staples, in addition to stock selection within the industrials and energy sectors.

Top detractors from performance:
↓	Aside from U.S. Treasuries (USTs), no fixed income sectors or individual issuers meaningfully detracted from absolute returns.
↓
The communication services, materials, and consumer discretionary sectors hindered equity returns. In terms of individual issuers, UnitedHealth Group, Texas Instruments, and Edison International detracted.

↓
Relative fixed income returns were weakened by selection within USTs and underweight allocations to securitized products and government related securities. Further, stock selection among the health care and utilities sectors detracted from relative equity returns, as did an overweight allocation to materials companies.

Use of derivatives and the impact on performance:
The Fund utilized equity call and put options to sell and reduce positions and/or to initiate and add to positions, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	5.92	7.52	6.71
Russell 3000 Index	20.81	16.74	14.08
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index†	6.49	6.02	6.46
[71]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,317,526,919
Holdings Count | $ / shares	161
Advisory Fees Paid, Amount	$ 18,499,047
Investment Company Portfolio Turnover	42.27%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,317,526,919
Total Number of Portfolio Holdings	161
Total Management Fee Paid	$18,499,047
Portfolio Turnover Rate	42.27%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[72]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund does not invest in high-yield non-convertible bonds as a principal investment strategy.
Related disclosure regarding the risks involved with investing in issuers of lower-rated or high-yield debt securities (also known as “junk bonds”) was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Class A
Trading Symbol	FKBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$79	0.77%
[73]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Total Return Fund returned 5.98%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to agency mortgage-backed securities
↑	Overweight positioning in investment-grade corporate bonds
↑	Out of index exposure to high-yield corporate bonds

Top detractors from performance:
Security selection in:
↓	Agency mortgage-backed securities
↓	Senior secured floating-rate bank loans
↓	Commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized a number of derivatives to manage risk. Credit default swaps, positions in the credit default swap index and payer swaptions on the index, and total return swaps on credit index returns were used to manage overall credit exposure. Other derivatives, including the use of Treasury futures and currency forwards, were used to manage duration and currency exposures. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	5.98	-0.09	1.58
Class A (with sales charge)	2.05	-0.85	1.20
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,019,829,808
Holdings Count | $ / shares	938
Advisory Fees Paid, Amount	$ 10,642,578
Investment Company Portfolio Turnover	234.19%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,019,829,808
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	938
Total Management Fee Paid	$10,642,578
Portfolio Turnover Rate	234.19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[74],[75]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
Effective September 30, 2025, Thomas Runkel, CFA no longer serves as portfolio manager to the Fund and Albert Chan, CFA was added as a portfolio manager to the Fund.
In addition, effective April 7, 2025, the investment manager for the Fund contractually agreed to reduce the fee waiver for Class A, C, R and Advisor Class shares to 0.47% and to reduce the fee waiver for Class R6 shares to 0.37%. These contractual agreements are expected to continue until February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Class C
Trading Symbol	FCTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$121	1.18%
[76]
Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Total Return Fund returned 5.74%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to agency mortgage-backed securities
↑	Overweight positioning in investment-grade corporate bonds
↑	Out of index exposure to high-yield corporate bonds

Top detractors from performance:
Security selection in:
↓	Agency mortgage-backed securities
↓	Senior secured floating-rate bank loans
↓	Commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized a number of derivatives to manage risk. Credit default swaps, positions in the credit default swap index and payer swaptions on the index, and total return swaps on credit index returns were used to manage overall credit exposure. Other derivatives, including the use of Treasury futures and currency forwards, were used to manage duration and currency exposures. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	5.74	-0.49	1.18
Class C (with sales charge)	4.74	-0.49	1.18
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,019,829,808
Holdings Count | $ / shares	938
Advisory Fees Paid, Amount	$ 10,642,578
Investment Company Portfolio Turnover	234.19%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,019,829,808
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	938
Total Management Fee Paid	$10,642,578
Portfolio Turnover Rate	234.19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[77],[78]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
Effective September 30, 2025, Thomas Runkel, CFA no longer serves as portfolio manager to the Fund and Albert Chan, CFA was added as a portfolio manager to the Fund.
In addition, effective April 7, 2025, the investment manager for the Fund contractually agreed to reduce the fee waiver for Class A, C, R and Advisor Class shares to 0.47% and to reduce the fee waiver for Class R6 shares to 0.37%. These contractual agreements are expected to continue until February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Class R
Trading Symbol	FTRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$105	1.02%
[79]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Franklin Total Return Fund returned 5.87%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to agency mortgage-backed securities
↑	Overweight positioning in investment-grade corporate bonds
↑	Out of index exposure to high-yield corporate bonds

Top detractors from performance:
Security selection in:
↓	Agency mortgage-backed securities
↓	Senior secured floating-rate bank loans
↓	Commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized a number of derivatives to manage risk. Credit default swaps, positions in the credit default swap index and payer swaptions on the index, and total return swaps on credit index returns were used to manage overall credit exposure. Other derivatives, including the use of Treasury futures and currency forwards, were used to manage duration and currency exposures. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	5.87	-0.32	1.35
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,019,829,808
Holdings Count | $ / shares	938
Advisory Fees Paid, Amount	$ 10,642,578
Investment Company Portfolio Turnover	234.19%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,019,829,808
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	938
Total Management Fee Paid	$10,642,578
Portfolio Turnover Rate	234.19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[80],[81]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
Effective September 30, 2025, Thomas Runkel, CFA no longer serves as portfolio manager to the Fund and Albert Chan, CFA was added as a portfolio manager to the Fund.
In addition, effective April 7, 2025, the investment manager for the Fund contractually agreed to reduce the fee waiver for Class A, C, R and Advisor Class shares to 0.47% and to reduce the fee waiver for Class R6 shares to 0.37%. These contractual agreements are expected to continue until February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Class R6
Trading Symbol	FRERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$42	0.41%
[82]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Total Return Fund returned 6.44%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to agency mortgage-backed securities
↑	Overweight positioning in investment-grade corporate bonds
↑	Out of index exposure to high-yield corporate bonds

Top detractors from performance:
Security selection in:
↓	Agency mortgage-backed securities
↓	Senior secured floating-rate bank loans
↓	Commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized a number of derivatives to manage risk. Credit default swaps, positions in the credit default swap index and payer swaptions on the index, and total return swaps on credit index returns were used to manage overall credit exposure. Other derivatives, including the use of Treasury futures and currency forwards, were used to manage duration and currency exposures. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	6.44	0.27	1.95
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,019,829,808
Holdings Count | $ / shares	938
Advisory Fees Paid, Amount	$ 10,642,578
Investment Company Portfolio Turnover	234.19%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,019,829,808
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	938
Total Management Fee Paid	$10,642,578
Portfolio Turnover Rate	234.19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[83],[84]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
Effective September 30, 2025, Thomas Runkel, CFA no longer serves as portfolio manager to the Fund and Albert Chan, CFA was added as a portfolio manager to the Fund.
In addition, effective April 7, 2025, the investment manager for the Fund contractually agreed to reduce the fee waiver for Class A, C, R and Advisor Class shares to 0.47% and to reduce the fee waiver for Class R6 shares to 0.37%. These contractual agreements are expected to continue until February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Advisor Class
Trading Symbol	FBDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$54	0.52%
[85]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Total Return Fund returned 6.33%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to agency mortgage-backed securities
↑	Overweight positioning in investment-grade corporate bonds
↑	Out of index exposure to high-yield corporate bonds

Top detractors from performance:
Security selection in:
↓	Agency mortgage-backed securities
↓	Senior secured floating-rate bank loans
↓	Commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized a number of derivatives to manage risk. Credit default swaps, positions in the credit default swap index and payer swaptions on the index, and total return swaps on credit index returns were used to manage overall credit exposure. Other derivatives, including the use of Treasury futures and currency forwards, were used to manage duration and currency exposures. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	6.33	0.16	1.83
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,019,829,808
Holdings Count | $ / shares	938
Advisory Fees Paid, Amount	$ 10,642,578
Investment Company Portfolio Turnover	234.19%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,019,829,808
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	938
Total Management Fee Paid	$10,642,578
Portfolio Turnover Rate	234.19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[86],[87]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
Effective September 30, 2025, Thomas Runkel, CFA no longer serves as portfolio manager to the Fund and Albert Chan, CFA was added as a portfolio manager to the Fund.
In addition, effective April 7, 2025, the investment manager for the Fund contractually agreed to reduce the fee waiver for Class A, C, R and Advisor Class shares to 0.47% and to reduce the fee waiver for Class R6 shares to 0.37%. These contractual agreements are expected to continue until February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
†	Certain categories may represent less than 0.1%.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
*	Does not include derivatives, except purchased options, if any.

[24]
†	Certain categories may represent less than 0.1%.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
*	Does not include derivatives, except purchased options, if any.

[27]
†	Certain categories may represent less than 0.1%.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
*	Does not include derivatives, except purchased options, if any.

[30]
†	Certain categories may represent less than 0.1%.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[34]
*	Does not include derivatives, except purchased options, if any.

[35]
†	Certain categories may represent less than 0.1%.

[36]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[37]
*	Does not include derivatives, except purchased options, if any.

[38]
†	Certain categories may represent less than 0.1%.

[39]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
†	Certain categories may represent less than 0.1%.

[42]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[43]
*	Does not include derivatives, except purchased options, if any.

[44]
†	Certain categories may represent less than 0.1%.

[45]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[46]
*	Does not include derivatives, except purchased options, if any.

[47]
†	Certain categories may represent less than 0.1%.

[48]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[49]
*	Does not include derivatives, except purchased options, if any.

[50]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[53]
*	Does not include derivatives, except purchased options, if any.

[54]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[55]
*	Does not include derivatives, except purchased options, if any.

[56]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[59]
†	The Linked Index reflects the performance of the Blended 50% MSCI USA High Dividend Yield Index, 25% ICE BofA U.S. Corporate & High Yield Index and 25% Bloomberg U.S. Aggregate Index prior to March 1, 2025, and 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index thereafter.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[62]
†	The Linked Index reflects the performance of the Blended 50% MSCI USA High Dividend Yield Index, 25% ICE BofA U.S. Corporate & High Yield Index and 25% Bloomberg U.S. Aggregate Index prior to March 1, 2025, and 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index thereafter.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[65]
†	The Linked Index reflects the performance of the Blended 50% MSCI USA High Dividend Yield Index, 25% ICE BofA U.S. Corporate & High Yield Index and 25% Bloomberg U.S. Aggregate Index prior to March 1, 2025, and 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index thereafter.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[68]
†	The Linked Index reflects the performance of the Blended 50% MSCI USA High Dividend Yield Index, 25% ICE BofA U.S. Corporate & High Yield Index and 25% Bloomberg U.S. Aggregate Index prior to March 1, 2025, and 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index thereafter.

[69]
*	Does not include derivatives, except purchased options, if any.

[70]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[71]
†	The Linked Index reflects the performance of the Blended 50% MSCI USA High Dividend Yield Index, 25% ICE BofA U.S. Corporate & High Yield Index and 25% Bloomberg U.S. Aggregate Index prior to March 1, 2025, and 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index thereafter.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[74]
*	Does not include derivatives, except purchased options, if any.

[75]
†	Certain categories may represent less than 0.1%.

[76]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[77]
*	Does not include derivatives, except purchased options, if any.

[78]
†	Certain categories may represent less than 0.1%.

[79]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[80]
*	Does not include derivatives, except purchased options, if any.

[81]
†	Certain categories may represent less than 0.1%.

[82]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[83]
*	Does not include derivatives, except purchased options, if any.

[84]
†	Certain categories may represent less than 0.1%.

[85]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[86]
*	Does not include derivatives, except purchased options, if any.

[87]
†	Certain categories may represent less than 0.1%.